10. STOCK COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Components of share-based compensation expenses relating to shares and options granted

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Vesting of stock options	77,900	32,750	338,580	156,993
Incremental fair value of option modifications	–	–	–	1,914
Vesting expense associated with CEO restricted stock grant	–	–	–	64,444
Total share-based compensation expense	$77,900	$32,750	$338,580	$223,351

Total share-based compensation expense included in net loss	$77,900	$32,750	$338,580	$223,351

Weighted average number of common shares outstanding – basic and diluted	6,032,126	3,963,066	5,254,459	3,750,111

Basic and diluted loss per common share associated with stock-based compensation expense	$(0.01)	$(0.01)	$(0.06)	$(0.06)

Our total stock-based compensation for fiscal years ended March 31, 2014 and 2013 included the following:

	March 31, 2014	March 31, 2013
Vesting of restricted stock grant	$64,444	$386,668
Incremental fair value of option modifications	1,914	23,027
Vesting of stock options	541,588	355,578
Total Stock-Based Compensation	$607,946	$765,273

Weighted average assumptions used to estimate the fair value information

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to stock option grants utilizing the Binomial Lattice option pricing models at, and during the nine months ended December 31, 2014:

Risk free interest rate	2.6%
Average expected life	10 years
Expected volatility	90.23%
Expected dividends	None

The following outlines the significant weighted average assumptions used to estimate the fair value information, which is based on historical data, with respect to stock option grants utilizing the Binomial Lattice option pricing models at, and during the nine months ended December 31, 2013:

Risk free interest rate	0.38% - 2.50%
Average expected life	3 years - 10 years
Expected volatility	94.6% - 102.7%
Expected dividends	None

The following outlines the significant weighted average assumptions used to estimate the fair value with respect to stock options utilizing the Binomial Lattice option pricing model for the years ended March 31, 2014 and March 31, 2013:

	Year Ended March 31,
	2014	2013
Risk free interest rate	0.38% to 2.65%	1.44%
Average expected life	3 to 10 years	10 years
Expected volatility	91.05% to 102.67%	117.53%
Expected dividends	None	None

Options outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Vested	485,301	$13.00	4.24
Expected to vest	93,819	$7.00	8.90
Total	579,121

The following is a summary of the stock options outstanding at March 31, 2014 and 2013 and the changes during the years then ended:

	Year Ended March 31,
	2014		2013
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of year	421,916	$14.00	388,574	$15.50
Granted	104,411	$4.50	33,342	$4.00
Exercised	(3,659)	$4.00	–	$–
Cancelled/Forfeited	–	$–	–	$–
Outstanding, end of year	522,668	$12.50	421,916	$14.00
Exercisable, end of year	449,751	$13.50	382,833	$14.50
Weighted average estimated fair value of options granted		$6.50		$4.00

Stock option activity

	Number of Options	Range of Exercise Price	Weighted Average Exercise Price
Stock options outstanding at March 31, 2014	522,668	$3.80 - $20.50	$12.50
Exercised	(1,000)	9.50	$9.50
Granted	59,453	9.50	$9.50
Cancelled/Expired	(2,000)	9.50	$9.50
Stock options outstanding at December 31, 2014	579,121	$3.80 - $20.50	$12.00
Stock options exercisable at December 31, 2014	485,301	$3.80 - $20.50	$13.00

The detail of the options outstanding and exercisable as of March 31, 2014 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$4.00 - $5.50	134,094	9.68 years	$4.50	64,094	$4.00
$10.50 - $12.50	224,143	4.28 years	$12.00	221,226	$12.00
$18.00 - $20.50	164,431	2.68 years	$19.00	164,431	$19.00
	522,668			449,751